Contingencies and guarantees - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) Lawsuits	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of contingent liabilities [line items]
Outstanding letters of credit	$ 29,000,000	$ 35,000,000
Guarantees of loans made to equity accounted investments	43,000,000	54,000,000
Other contingent liabilities	0	0
Maximum [member]
Disclosure of contingent liabilities [line items]
Litigation settlement amount	2,000,000
Performance guarantees [member]
Disclosure of contingent liabilities [line items]
Performance guarantees provided for in the financial statements	3,000,000	6,000,000
Maximum unprovided exposure for guarantees	42,000,000	31,000,000
Security Incidents [member]
Disclosure of contingent liabilities [line items]
Provision	0	$ 5,000,000	$ 5,000,000
Litigation settlement amount	$ 3,000,000
Number of lawsuits filed againsts group | Lawsuits	4
Americas security incident [member]
Disclosure of contingent liabilities [line items]
Number of managed properties affected by security incident			12